UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23198

Nuveen Preferred and Income 2022 Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPT

Nuveen Preferred and Income 2022 Term Fund
Portfolio of Investments	October 31, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 122.5% (99.3% of Total Investments)

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 26.5% (21.5% of Total Investments)

	Banks – 5.2%

60,000	Citigroup Inc.	7.125%	BB+	$1,728,000
3,189	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	341,522
50,000	Fifth Third Bancorp.	6.625%	Baa3	1,424,500
75,000	Huntington BancShares Inc.	6.250%	Baa3	2,082,000
100,000	Regions Financial Corporation	6.375%	Ba1	2,835,000
20,787	Wells Fargo REIT	6.375%	BBB+	550,855
	Total Banks			8,961,877

	Capital Markets – 5.5%

50,000	Morgan Stanley	7.125%	BB+	1,447,500
175,000	Morgan Stanley	6.875%	BB+	4,996,250
69,700	Morgan Stanley	5.850%	BB+	1,881,900
42,821	State Street Corporation	5.350%	Baa1	1,164,731
	Total Capital Markets			9,490,381

	Consumer Finance – 0.3%

18,336	Discover Financial Services	6.500%	BB–	465,734

	Diversified Financial Services – 0.4%

29,091	KKR Financial Holdings LLC	7.375%	BBB	738,039

	Food Products – 3.8%

46,859	CHS Inc.	7.875%	N/R	1,356,099
81,867	CHS Inc.	7.500%	N/R	2,345,490
75,000	CHS Inc.	7.100%	N/R	2,075,250
31,132	CHS Inc.	6.750%	N/R	849,904
	Total Food Products			6,626,743

	Insurance – 6.6%

73,215	Aspen Insurance Holdings Limited	5.950%	BBB–	1,972,412
74,900	Aspen Insurance Holdings Limited	5.625%	BBB–	1,897,217
49,995	Hartford Financial Services Group Inc.	7.875%	BBB–	1,496,350
77,027	Maiden Holdings Limited	7.125%	BB	1,999,621
60,000	Maiden Holdings NA Limited	7.750%	BBB–	1,591,200
53,716	Reinsurance Group of America Inc.	6.200%	BBB	1,506,734
35,002	Reinsurance Group of America, Inc.	5.750%	BBB	973,056
	Total Insurance			11,436,590

	Oil, Gas & Consumable Fuels – 2.1%

80,000	Nustar Energy LP	8.500%	Ba3	2,100,000
50,000	Nustar Energy LP	7.625%	Ba3	1,272,500
9,796	Nustar Logistics Limited Partnership	7.625%	Ba2	246,075
	Total Oil, Gas & Consumable Fuels			3,618,575

	Thrifts & Mortgage Finance – 2.0%

6,255	Federal Agricultural Mortgage Corporation	6.875%	N/R	167,509
15,135	Federal Agricultural Mortgage Corporation	6.000%	N/R	412,429
103,800	New York Community Bancorp Inc.	6.375%	Ba1	2,899,134
	Total Thrifts & Mortgage Finance			3,479,072

	U.S. Agency – 0.6%

10,000	Farm Credit Bank of Texas, 144A, (3)	6.750%	Baa1	1,100,000
	Total $25 Par (or similar) Retail Preferred (cost $44,917,233)			45,917,011

NUVEEN	1

JPT	Nuveen Preferred and Income 2022 Term Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 96.0% (77.8% of Total Investments)

	Automobiles – 0.6%

$1,070	General Motors Financial Company Inc.	5.750%	N/A (4)	BB+	$1,116,812

	Banks – 36.0%

3,000	Bank of America Corporation	6.500%	N/A (4)	BB+	3,431,250
2,000	Bank of America Corporation	6.300%	N/A (4)	BB+	2,278,560
3,000	Bank of America Corporation	6.250%	N/A (4)	BB+	3,341,250
2,000	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	2,469,472
1,235	Citigroup Inc.	6.250%	N/A (4)	BB+	1,406,356
2,480	Citigroup Inc.	6.125%	N/A (4)	BB+	2,659,800
1,000	Citigroup Inc.	5.950%	N/A (4)	BB+	1,090,750
2,735	Citigroup Inc.	5.875%	N/A (4)	BB+	2,863,271
1,500	Citizens Financial Group Inc.	5.500%	N/A (4)	BB+	1,571,250
2,000	Commerzbank AG, 144A	8.125%	9/19/23	BBB	2,430,649
2,500	JPMorgan Chase & Company	7.900%	N/A (4)	BBB–	2,563,750
3,000	JPMorgan Chase & Company	6.750%	N/A (4)	BBB–	3,438,750
2,345	JPMorgan Chase & Company	5.300%	N/A (4)	BBB–	2,465,533
1,400	KeyCorp	5.000%	N/A (4)	Baa3	1,461,250
6,500	Lloyds Bank PLC, 144A	12.000%	N/A (4)	BBB–	8,783,392
1,000	M&T Bank Corporation	6.450%	N/A (4)	Baa2	1,137,500
1,500	M&T Bank Corporation	5.125%	N/A (4)	Baa2	1,600,500
1,500	PNC Financial Services	5.000%	N/A (4)	Baa2	1,590,000
1,500	PNC Financial Services Inc.	6.750%	N/A (4)	Baa2	1,687,500
2,500	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	Ba2	3,194,250
850	SunTrust Bank Inc.	5.625%	N/A (4)	Baa3	892,500
1,100	SunTrust Bank Inc.	5.050%	N/A (4)	Baa3	1,128,050
500	US Bancorp	5.125%	N/A (4)	A3	530,000
1,500	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	1,505,625
1,285	Wells Fargo & Company	7.980%	N/A (4)	BBB	1,311,407
955	Wells Fargo & Company	5.900%	N/A (4)	BBB	1,047,205
4,000	Wells Fargo & Company	5.875%	N/A (4)	BBB	4,472,000
	Total Banks				62,351,820

	Capital Markets – 7.0%

2,000	Bank of New York Mellon	4.950%	N/A (4)	Baa1	2,090,000
4,905	Goldman Sachs Group Inc.	5.375%	N/A (4)	Ba1	5,083,419
1,750	Goldman Sachs Group Inc.	5.300%	N/A (4)	Ba1	1,876,875
1,020	Morgan Stanley	5.550%	N/A (4)	BB+	1,071,000
2,000	State Street Corporation	5.250%	N/A (4)	Baa1	2,107,500
	Total Capital Markets				12,228,794

	Commercial Services & Supplies – 1.9%

3,000	AerCap Global Aviation Trust	6.500%	6/15/45	BB	3,270,000

	Consumer Finance – 3.8%

1,000	American Express Company	5.200%	N/A (4)	Baa2	1,035,000
1,000	American Express Company	4.900%	N/A (4)	Baa2	1,026,250
3,200	Capital One Financial Corporation	5.550%	N/A (4)	Baa3	3,356,000
1,075	Discover Financial Services	5.500%	N/A (4)	BB–	1,096,500
	Total Consumer Finance				6,513,750

	Diversified Financial Services – 4.5%

1,000	BNP Paribas, 144A	7.195%	N/A (4)	BBB	1,166,880
1,000	Depository Trust & Clearing Corporation	4.875%	N/A (4)	A	1,037,500
4,000	Rabobank Nederland, 144A	11.000%	N/A (4)	Baa2	4,540,000
1,000	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,055,800
	Total Diversified Financial Services				7,800,180

2	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 4.1%

$1,270	Electricite de France, 144A	5.250%	N/A (4)	BBB	$1,322,388
5,000	Emera, Inc.	6.750%	6/15/76	BBB–	5,718,750
	Total Electric Utilities				7,041,138

	Food Products – 4.3%

2,500	Dairy Farmers of America Inc., 144A	7.125%	N/A (4)	Baa3	2,790,625
755	Land O’ Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	883,350
1,450	Land O’ Lakes Incorporated, 144A	8.000%	N/A (4)	BB	1,609,500
2,080	Land O’ Lakes Incorporated, 144A	7.250%	N/A (4)	BB	2,246,400
	Total Food Products				7,529,875

	Industrial Conglomerates – 3.6%

6,062	General Electric Capital Corporation	5.000%	N/A (4)	A	6,310,118

	Insurance – 22.7%

4,000	AXA SA	8.600%	12/15/30	A3	5,760,000
9,000	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	8,820,000
1,000	La Mondiale SAM, Reg S	7.625%	N/A (4)	BBB	1,064,750
4,000	MetLife Inc.	5.250%	N/A (4)	BBB	4,183,440
1,000	MetLife Inc., 144A	9.250%	4/08/38	BBB	1,486,250
4,000	Prudential Financial Inc.	8.875%	6/15/68	BBB+	4,150,840
1,000	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,103,000
818	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	927,408
5,000	QBE Insurance Group Limited, 144A	7.500%	11/24/43	Baa2	5,785,000
6,000	Symetra Financial Corporation, 144A	5.530%	10/15/37	Baa2	6,030,000
	Total Insurance				39,310,688

	Metals & Mining – 1.9%

3,000	BHP Billiton Finance USA Limited, 144A, (LIBOR reference rate + 4.177% spread), (8)	6.250%	10/19/75	A–	3,285,000

	Oil, Gas & Consumable Fuels – 0.5%

865	Enterprise Products Operating LLP	5.250%	8/16/77	Baa2	888,788

	U.S. Agency – 3.5%

5,000	Farm Credit Bank of Texas, 144A	10.000%	N/A (4)	Baa1	6,100,000

	Wireless Telecommunication Services – 1.6%

2,795	Viacom Inc.	6.250%	2/28/57	Ba1	2,772,081
	Total $1,000 Par (or similar) Institutional Preferred (cost $161,752,010)				166,519,044
	Total Long-Term Investments (cost $206,669,243)				212,436,055

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 0.9% (0.7% of Total Investments)

	REPURCHASE AGREEMENTS – 0.9% (0.7% of Total Investments)

$1,531	Repurchase Agreement with Fixed Income Clearing Corporation dated 10/31/17, repurchase price $1,531,045, collateralized by $1,545,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $1,563,509	0.120%	11/01/17		$1,531,040
	Total Short-Term Investments (cost $1,531,040)				1,531,040
	Total Investments (cost $208,200,283) – 123.4%				213,967,095
	Borrowings – (24.5)% (5), (6)				(42,500,000)
	Other Assets Less Liabilities – 1.1% (7)				1,902,611
	Net Assets Applicable to Common Shares – 100%				$173,369,706

NUVEEN	3

JPT	Nuveen Preferred and Income 2022 Term Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Investments in Derivatives as of October 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(115)	12/17	$(14,579,555)	$(14,367,812)	$211,743	$8,984

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$44,475,489	$1,441,522	$—	$45,917,011
$1,000 Par (or similar) Institutional Preferred	—	166,519,044	—	166,519,044

Short-Term Investments:
Repurchase Agreements	—	1,531,040	—	1,531,040

Investments in Derivatives:
Futures Contracts*	211,743	—	—	211,743
Total	$44,687,232	$169,491,606	$—	$214,178,838
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

4	NUVEEN

Tax cost of investments	$208,236,150
Gross unrealized:
Appreciation	$6,540,029
Depreciation	(809,084)
Net unrealized appreciation (depreciation) of investments	$5,730,945

Tax cost of futures	$211,743
Net unrealized appreciation (depreciation) of futures	$—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Borrowings as a percentage of Total Investments is 19.9%.

(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

NUVEEN	5

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income 2022 Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017